Schedule of lease cost recognized of consolidated statements of income (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)
Right-of-use Assets And Lease Liabilities
Amortization charge of right-of-use assets	$ 33,751	$ 45,740	$ 38,343
Interest of lease liabilities	$ 4,779	$ 6,477	$ 7,816